Construction in Process (Tables)	6 Months Ended
Sep. 30, 2021
Construction In Process [Abstract]
Schedule of construction in process
	September 30, 2021 (Unaudited)	March 31, 2021
Factory	$178,569	$175,614
Retail outlet	180,000	180,000
	$358,569	$355,614